UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21761
                                                     ---------

                               KEELEY Funds, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                                  Copy to:
      John L. Keeley, Jr.                         Stephen E. Goodman
      Keeley Asset Management Corp.               Meltzer Purtill & Stelle LLC
      401 South LaSalle Street                    1515 E. Woodfield Road
      Suite 1201                                  Schaumburg, Illinois 60173
      Chicago, Illinois 60605
                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000
                                                            -------------

                      Date of fiscal year end: September 30
                                               ------------
                    Date of reporting period: March 31, 2006
                                              --------------

Item 1.  Reports to Stockholders.


             -------------------------------------------------------
                             LETTER TO SHAREHOLDERS
             -------------------------------------------------------


Dear Shareholder,

During the past six months from October 1, 2005 through March 31, 2006, the Fund's net assets grew to $43,666,438 and the number of shareholders grew to approximately 1,700. For the six month period ended March 31, 2006, the portfolio turnover was 17.04% and the annualized expense ratio was 1.95%. The Fund's portfolio is diversified with investments in 65 equities with a slight overweight in energy and industrial issues. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 90 broker dealers and trust entities.

Performance Data Excluding 4.5% Maximum Up-Front Sales Charge

In the three months ended March 31, 2006, the Fund gained 8.73% versus a gain of 7.62% for the Russell Mid Cap[RegTM] Value Index and a gain of 7.63% for the S&P 400[RegTM] Index. In the six months ended March 31, 2006, the Fund gained 9.88% versus a gain of 9.06% for the Russell Mid Cap[RegTM] Value Index and a gain of 11.22% for the S&P 400[RegTM] Index. Since inception, August 15, 2005, through March 31, 2006, the Fund gained 14.60% versus a 10.36% gain for the Russell Mid Cap[RegTM] Value Index and a gain of 11.87% for the S&P 400[RegTM] Index.

Performance data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance may be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

During the six month period ended March 31, 2006, the Federal Reserve System increased interest rates by 1/4 point increments on four different occasions. We believe the Federal Reserve is near the end of the tightening cycle. Throughout this period, the economy showed particular strength in the industrial and energy sectors and the portfolio responded accordingly. We continue to search for and find undervalued companies undergoing corporate restructuring for portfolio inclusion.

During the recent period, independent director Jerome J. Klingenberger was elected Chairman of the Board of the KEELEY Funds, Inc. in anticipation of fulfilling a Securities and Exchange Commission directive for mutual funds to have an independent Chairman of the Board. Also in the period, Walter D. Fitzgerald, former Vice President of RBD Dain Rauscher, was elected as an independent director, bringing the number of independent directors to six.

Thank you for your continued commitment to the Fund.

Sincerely,

[Signature of John L. Keeley, Jr.]

John L. Keeley, Jr.
President

Performance Data Including 4.5% Maximum Up-Front Sales Charge

In the three months ended March 31, 2006, the Fund gained 3.80% versus 7.62% for the Russell Mid Cap[RegTM] Value Index and a gain of 7.63% for the S&P 400[RegTM] Index. In the six month period ended March 31, 2006, the Fund gained 4.95% versus a gain of 9.06% for the Russell Mid Cap[RegTM] Value Index and a gain of 11.22% for the S&P 400[RegTM] Index. Since inception, August 15, 2005 through March 31, 2006, the Fund gained 9.46% versus a 10.36% gain for the Russell Mid Cap[RegTM] Value Index and a gain of 11.87% for the S&P 400[RegTM] Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance may be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Investments by Sector
As a Percentage of Equities

Industrial              31.0%
Energy                  25.7%
Financial               15.6%
Utilities                7.4%
Consumer Non-cyclical    7.3%
Consumer Cyclical        4.5%
Diversified              3.9%
Technology               3.1%
Basic Materials          1.5%

                             Performance Comparison


                                 Total returns*
                       For the period ended March 31, 2006

                                                                                      Since Commencement
                                    1 month ended   3 months ended   6 months ended     of Operations
                                       3/31/06          3/31/06          3/31/06      8/15/05 to 3/31/06
                                    -------------   --------------   --------------   ------------------
     KMCVX                               +3.52%          +8.73%           +9.88%            +14.60%
     KMCVX (includes max
      4 1/2% front-end load)             -1.14%          +3.80%           +4.95%             +9.46%
     Russell Mid Cap[RegTM] Value
      Index**                            +2.18%          +7.62%           +9.06%            +10.36%

* PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost.

** The Russell Mid Cap[RegTM] Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values in the Russell 1000 Value[RegTM] Index. The Russell 1000 Value[RegTM] Index is comprised of those Russell 1000 companies of mid-sized market capitalization with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and returns include reinvested dividends.

                            KEELEY Mid Cap Value Fund
                                 Expense Example

                     For the Six Months Ended March 31, 2006
                                   (Unaudited)

     As a shareholder of the KEELEY Mid Cap Value Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006 (the "period").

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                                                                             Expenses paid during
                                            Beginning account value   Ending account value     the period ended
                                                October 1, 2005          March 31, 2006        March 31, 2006*
                                            -----------------------   --------------------   --------------------
Actual                                              $1,000.00               $1,098.80               $10.22
Hypothetical (5% return before expenses)             1,000.00                1,015.19                 9.82

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                            KEELEY Mid Cap Value Fund
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

 Number
of Shares                                                                  Value
---------                                                               -----------
                 COMMON STOCKS                                99.49%

                 Banks                                         1.63%
20,000           Mellon Financial Corp.                                 $   712,000
                                                                        -----------
                 Building Materials                            5.03%
 6,500           Martin Marietta Materials, Inc.                            695,695
11,500           Texas Industries, Inc.                                     695,635
 8,500           USG Corp.*                                                 807,160
                                                                        -----------
                                                                          2,198,490
                                                                        -----------
                 Chemicals                                     1.47%
 9,000           Ashland, Inc.                                              639,720
                                                                        -----------
                 Coal                                          4.39%
30,000           Alpha Natural Resources, Inc.*                             694,200
55,000           International Coal Group, Inc.*                            535,700
19,000           Massey Energy Co.                                          685,330
                                                                        -----------
                                                                          1,915,230
                                                                        -----------
                 Commercial Services                           2.88%
23,500           Adesa, Inc.                                                628,390
23,500           PHH Corp.*                                                 627,450
                                                                        -----------
                                                                          1,255,840
                                                                        -----------
                 Diversified Financial Services                6.10%
15,000           Ameriprise Financial, Inc.                                 675,900
11,500           CIT Group, Inc.                                            615,480
29,000           Janus Capital Group, Inc.                                  671,930
12,000           Jefferies Group, Inc.                                      702,000
                                                                        -----------
                                                                          2,665,310
                                                                        -----------
                 Electric                                      5.92%
16,500           Allegheny Energy, Inc.*                                    558,525
12,500           Allete, Inc.                                               582,500
33,500           Centerpoint Energy, Inc.                                   399,655
30,500           CMS Energy Corp.*                                          394,975
26,000           Mirant Corp.*                                              650,000
                                                                        -----------
                                                                          2,585,655
                                                                        -----------
                 Electronics                                   1.47%
12,500           Thomas & Betts Corp.*                                      642,250
                                                                        -----------
                 Energy--Alternate Sources                     1.60%
42,000           Covanta Holding Corp.*                                     700,140
                                                                        -----------
                 Engineering and Construction                  2.98%
53,000           ABB Ltd. ADR*                                              665,150
26,500           Chicago Bridge & Iron Co. N.V.                             636,000
                                                                        -----------
                                                                          1,301,150
                                                                        -----------
                 Food                                          1.38%
15,500           Dean Foods Co.*                                            601,865
                                                                        -----------

 Number
of Shares                                                                  Value
---------                                                               -----------
                 Healthcare--Products                          1.51%
16,000           Sybron Dental Specialties, Inc.*                       $   659,840
                                                                        -----------
                 Holding Companies--Diversified                3.84%
13,000           Leucadia National Corp.                                    775,580
13,500           Walter Industries, Inc.                                    899,370
                                                                        -----------
                                                                          1,674,950
                                                                        -----------
                 Housewares                                    1.47%
25,500           Newell Rubbermaid, Inc.                                    642,345
                                                                        -----------
                 Insurance                                     4.61%
27,000           Conseco, Inc.*                                             670,140
19,500           Fidelity National Financial, Inc.                          692,835
19,500           Genworth Financial, Inc., Class A                          651,885
                                                                        -----------
                                                                          2,014,860
                                                                        -----------
                 Lodging                                       1.56%
15,000           Gaylord Entertainment Co.*                                 680,700
                                                                        -----------
                 Machinery--Construction
                 and Mining                                    3.05%
11,000           Joy Global, Inc.                                           657,470
 8,500           Terex Corp.*                                               673,540
                                                                        -----------
                                                                          1,331,010
                                                                        -----------
                 Machinery--Diversified                        1.48%
 9,000           Rockwell Automation, Inc.                                  647,190
                                                                        -----------
                 Metal Fabricate/Hardware                      2.97%
12,500           Commercial Metals Co.                                      668,625
19,500           Timken Co.                                                 629,265
                                                                        -----------
                                                                          1,297,890
                                                                        -----------
                 Miscellaneous Manufacturing                  10.95%
12,000           The Brink's Co.                                            609,120
17,500           Crane Co.                                                  717,675
15,000           Dover Corp.                                                728,400
16,500           Ingersoll-Rand Co. Ltd.                                    689,535
12,300           ITT Industries, Inc.                                       691,506
 8,000           Parker Hannifin Corp.                                      644,880
26,000           Tyco International Ltd.                                    698,880
                                                                        -----------
                                                                          4,779,996
                                                                        -----------
                 Oil and Gas                                  14.84%
20,500           Chesapeake Energy Corp.                                    643,905
16,000           Cimarex Energy Co.                                         692,160
28,500           CNX Gas Corp.*                                             741,000
10,000           Helmerich & Payne, Inc.                                    698,200
16,500           Pioneer Natural Resources Co.                              730,125
17,000           Plains Exploration & Production Co.*                       656,880
17,000           Quicksilver Resources, Inc.*                               657,220


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (Unaudited)

  Number
of Shares                                                        Value
----------                                                    -----------
              Oil and Gas (continued)
 24,000       Southwestern Energy Co.*                        $   772,560
 11,500       Suncor Energy, Inc.                                 885,730
                                                              -----------
                                                                6,477,780
                                                              -----------
              Oil and Gas Services                   3.06%
 13,500       FMC Technologies, Inc.*                             691,470
 15,000       Grant Prideco, Inc.*                                642,600
                                                              -----------
                                                                1,334,070
                                                              -----------
              Packaging and Containers               1.32%
 32,500       Crown Holdings, Inc.*                               576,550
                                                              -----------
              Pharmaceuticals                        1.54%
 17,000       Hospira, Inc.*                                      670,820
                                                              -----------
              Pipelines                              1.66%
 15,000       Western Gas Resources, Inc.                         723,750
                                                              -----------
              Real Estate                            1.65%
 11,500       The St. Joe Co.                                     722,660
                                                              -----------
              Retail                                 1.49%
 25,000       Dillard's, Inc.                                     651,000
                                                              -----------

  Number
of Shares                                                        Value
----------                                                    -----------
              Savings and Loans                      1.52%
 50,000       Hudson City Bancorp, Inc.                       $   664,500
                                                              -----------
              Semiconductors                         1.53%
 24,000       Freescale Semiconductor, Inc.*                      667,440
                                                              -----------
              Software                               1.58%
 22,500       MoneyGram International, Inc.                       691,200
                                                              -----------
              Transportation                         1.58%
 28,000       Kansas City Southern*                               691,600
                                                              -----------
              Water                                  1.43%
 22,500       Aqua America, Inc.                                  625,950
                                                              -----------
              Total Common Stocks
              (cost $39,729,155)                               43,443,751
                                                              -----------
              Total Investments                     99.49%
              (cost $39,729,155)                               43,443,751
              Other Assets less Liabilities          0.51%        222,687
                                                              -----------
              NET ASSETS                           100.00%    $43,666,438
                                                              ===========

                             * Non-income producing.

                      Percentages are based on net assets.


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 2006
                                   (Unaudited)

ASSETS:
Investments at value (cost $39,729,155)        $ 43,443,751
Cash                                                  4,289
Receivable for shares issued                        929,124
Due from Adviser                                        957
Dividends and interest receivable                    10,463
Prepaid offering costs                               13,020
Prepaid expenses                                        241
                                               ------------
Total Assets                                     44,401,845
                                               ------------
LIABILITIES:
Payable for investments purchased                   538,121
Payable for shares redeemed                         120,400
Payable to Adviser                                   33,137
Accrued 12b-1 fees                                    9,789
Other accrued expenses                               33,960
                                               ------------
Total Liabilities                                   735,407
                                               ------------
NET ASSETS                                     $ 43,666,438
                                               ============
NET ASSETS CONSIST OF:
Capital stock                                  $ 40,230,679
Accumulated undistributed net
  investment loss                                  (144,644)
Accumulated undistributed net realized
  loss on investments                              (134,193)
Net unrealized appreciation on investments        3,714,596
                                               ------------
NET ASSETS                                     $ 43,666,438
                                               ============
CAPITAL STOCK, $0.0001 par value
Authorized                                      100,000,000
Issued and outstanding                            3,811,278
NET ASSET VALUE AND
 REDEMPTION PRICE PER SHARE                    $      11.46
                                               ============
MAXIMUM OFFERING PRICE PER
  SHARE ($11.46 / 0.955)                       $      12.00
                                               ============

                            KEELEY Mid Cap Value Fund
                             STATEMENT OF OPERATIONS
                     For The Six Months Ended March 31, 2006
                                   (Unaudited)

INVESTMENT INCOME:
Dividend income (net of $389 of foreign
  withholding taxes)                        $   99,456
                                            ----------
EXPENSES:
Investment advisory fees                       124,568
12b-1 fees                                      31,142
Transfer agent fees and expenses                23,766
Offering costs                                  19,509
Professional fees                               19,002
Reports to shareholders                         15,712
Fund accounting fees                            15,690
Administration fees                             14,451
Custody fees                                    14,288
Directors' fees                                  8,905
Federal registration fees                        6,996
Other                                           14,950
                                            ----------
Total expenses before reimbursement            308,979
Reimbursement of expenses by Adviser           (64,879)
                                            ----------
NET EXPENSES                                   244,100
                                            ----------
NET INVESTMENT LOSS                           (144,644)
                                            ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized loss on investments              (134,193)
Change in net unrealized appreciation
  on investments                             3,341,526
                                            ----------
Net Gain on Investments                      3,207,333
                                            ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                 $3,062,689
                                            ==========


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Period from
                                                                                         August 15, 2005
                                                                     Six Months Ended    (Commencement of
                                                                      March 31, 2006      Operations) to
                                                                        (Unaudited)     September 30, 2005
                                                                     ----------------   ------------------
OPERATIONS:
Net investment loss                                                     $  (144,644)       $   (13,445)
Net realized loss on investments                                           (134,193)                --
Change in net unrealized appreciation on investments                      3,341,526            373,070
                                                                        -----------        -----------
Net increase in net assets resulting from operations                      3,062,689            359,625
                                                                        -----------        -----------

CAPITAL STOCK TRANSACTIONS:
Proceeds from 2,800,535 and 1,085,109 shares issued, respectively        30,142,397         10,959,608
Cost of 89,344 and 22 shares redeemed, respectively                      (1,007,656)              (225)
                                                                        -----------        -----------
Net increase from capital stock transactions                             29,134,741         10,959,383
                                                                        -----------        -----------

TOTAL INCREASE IN NET ASSETS                                             32,197,430         11,319,008

NET ASSETS:
Beginning of period                                                      11,469,008            150,000
                                                                        -----------        -----------
End of period                                                           $43,666,438        $11,469,008
                                                                        ===========        ===========
Accumulated undistributed net investment loss                           $  (144,644)       $        --
                                                                        ===========        ===========


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                              FINANCIAL HIGHLIGHTS

                                                                                    Period from
                                                                                  August 15, 2005
                                                              Six Months Ended    (Commencement of
                                                               March 31, 2006      Operations) to
                                                                 (Unaudited)     September 30, 2005
                                                              ----------------   ------------------
PER SHARE DATA (1)
Net asset value, beginning of period                              $ 10.43             $ 10.00
Income from investment operations:
Net investment loss                                                 (0.04)              (0.01)
Net unrealized gain on investments                                   1.07                0.44
                                                                  -------             -------
Total from investment operations                                     1.03                0.43
                                                                  -------             -------
Net asset value, end of period                                    $ 11.46             $ 10.43
                                                                  =======             =======
Total return (2) (3)                                                 9.88%               4.30%
Supplemental data and ratios:
Net assets, end of period (in 000's)                              $43,666             $11,469
Ratio of net expenses to average net assets (4) (5)                  1.95%               2.00%
Ratio of net investment loss to average net assets (4) (5)          (1.16)%             (1.32)%
Portfolio turnover rate (3)                                         17.04%               0.00%

(1)  Per share data is for a share outstanding throughout the period.
(2) The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).
(3)  Not annualized for periods less than one year.
(4)  Annualized for periods less than one year.
(5) Without fees reimbursed, the ratio of net expenses to average net assets would have been 9.87%, and the ratio of net investment loss to average net assets would have been (9.19)% for the period from August 15, 2005 (commencement of operations) to September 30, 2005.


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                        NOTES TO THE FINANCIAL STATEMENTS
                                 March 31, 2006
                                   (Unaudited)

1.   ORGANIZATION

          KEELEY Funds, Inc. (the "Company") was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Company consists solely of the KEELEY Mid Cap Value Fund (the "Fund"). The Fund commenced operations on August 15, 2005 ("commencement date").

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     a) Investment Valuation--Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     b) Organization and Offering Costs--Organization costs consist of costs incurred to establish the Company and enable it legally to do business. The Fund expensed organization costs as incurred. Fees related to preparing the Fund's initial registration statement are offering costs. Offering costs were accounted for as a deferred charge until operations began on August 15, 2005. Upon the commencement of operations, offering costs are being amortized to expense over twelve months on a straight-line basis.

     c) Federal Income and Excise Taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

     d) Distributions to Shareholders--Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to

                            KEELEY Mid Cap Value Fund
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                 March 31, 2006
                                   (Unaudited)

     shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     e) Other--Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     f) Guarantees and Indemnifications--In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3.   INVESTMENT ADVISORY AGREEMENT

          The Fund has an agreement with Keeley Asset Management Corp. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee at the following annual rates based upon the Fund's average daily net assets:

Assets                                       Fee Rate
------                                       --------
$0 to $350 million                             1.00%
$350 million to $700 million                   0.90%
Over $700 million                              0.80%

          The Adviser has agreed that until September 30, 2006, it will waive its management fee or reimburse the Fund for expenses, including organizational expenses, so that the Fund's aggregate annual operating expenses (excluding taxes, interest, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed 2.00% of the Fund's average daily net assets. The agreement allows the Adviser to recoup amounts previously waived or reimbursed ($64,879) to the extent actual expenses for a period are less than 2.00%. However, the Adviser will only be entitled to recoup such amounts for a period of up to three years following the fiscal year in which such amount was waived or reimbursed.

4.   DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the "Distributor"), with whom certain officers and directors of the Fund are affiliated, for certain promotional and other sales related costs and to permit the Fund to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent

                            KEELEY Mid Cap Value Fund
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                 March 31, 2006
                                   (Unaudited)

     year, to the extent that total expenses under the Plan do not exceed 0.25% of the average daily net assets of the Fund. The Fund paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor's and each dealer's existing brokerage clients. For the period from October 1, 2005 to March 31, 2006, the Fund paid $11,656 of distribution fees to the Distributor.

5.   INVESTMENT TRANSACTIONS

          The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period from October 1, 2005 to March 31, 2006, were $33,381,968 and $4,279,324, respectively. For the period from October 1, 2005 to March 31, 2006, the Fund paid $58,577 of brokerage commissions on trades of securities to the Distributor.

6.   FEDERAL INCOME TAX INFORMATION

          At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

     Cost of Investments                             $39,729,155
                                                     ===========
     Gross Unrealized Appreciation                   $ 4,497,456
     Gross Unrealized Depreciation                      (782,860)
                                                     -----------
     Net Unrealized Appreciation on Investments      $ 3,714,596
                                                     ===========

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

          As of September 30, 2005 the components of accumulated earnings on a tax basis were as follows:

     Undistributed Long-Term Capital Gain            $     --
     Net Unrealized Appreciation on Investments       373,070
                                                     --------
     Total Accumulated Earnings                      $373,070
                                                     ========

7.   OFFERING PRICE PER SHARE

          The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

          The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from

                            KEELEY Mid Cap Value Fund
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                 March 31, 2006
                                   (Unaudited)

     October 1, 2005 to March 31, 2006, the Fund was advised that the Distributor received $116,236 of sales charges. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund.

          As specified in the Fund's Prospectus, reduced sales charges are available through a right of accumulation and certain sales of Fund shares can be made at net asset value per share.

8.   RELATED PARTY TRANSACTION

          As of March 31, 2006, one director of the Fund beneficially owned 648,230 shares of the Fund, which represents 17.0% of the Fund's outstanding shares.

PROXY VOTING

     A description of the Fund's proxy voting policies and procedures is available (i) without charge, upon request, by calling toll free 888-933-5391;
(ii) on the Fund's website at www.keeleyfunds.com; and (iii) on the Securities and Exchange Commission's (SEC) at www.sec.gov. The Fund plans to file its proxy voting record with the SEC for the year ended June 30, 2006. A copy of the information can be obtained by the same methods listed above.

QUARTERLY PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information may also be obtained by calling 888-933-5391.

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

                       This page intentionally left blank.

                               Investment Adviser
                          KEELEY ASSET MANAGEMENT CORP.
                                Chicago, Illinois

                                   Distributor
                             KEELEY INVESTMENT CORP.
                                Chicago, Illinois

                                    Custodian
                                 U.S. BANK, N.A.
                              Milwaukee, Wisconsin
                                  888-933-5391

                  Transfer Agent and Dividend Disbursing Agent
                         U.S. BANCORP FUND SERVICES, LLC
                              Milwaukee, Wisconsin
                                  888-933-5391

                  Independent Registered Public Accounting Firm
                           PRICEWATERHOUSECOOPERS LLP
                              Milwaukee, Wisconsin

                                     Counsel
                          MELTZER, PURTILL, STELLE LLC
                              Schaumburg, Illinois


Performance information is historical and is no guarantee of future results. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor's original cost. This material may only be used when preceded or accompanied by the Fund's Prospectus.


       401 South LaSalle Street o Suite 1201 o Chicago o Illinois o 60605
              (312) 786-5050 o (800) 533-5344 o FAX (312) 786-5003




                            KEELEY MID CAP VALUE FUND




                              --------------------
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2006
                              --------------------

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics

Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

       Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing (Exhibits (c) and (d)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.

By:   /s/ John L. Keeley, Jr.
      -----------------------
      John L. Keeley, Jr.
      President

Date: June 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John L. Keeley, Jr.
      -----------------------
      John L. Keeley, Jr.
      President

Date: June 5, 2006

By:   /s/ Emily Viehweg
      -----------------
      Emily Viehweg
      Treasurer

Date: June 5, 2006